UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2018

This report on Form N-CSR relates solely to the Registrant’s VIP Government Money Market Portfolio series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Government Money Market Portfolio Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of December 31, 2018

Days	% of fund's investments 12/31/18
1 - 7	49.6
8 - 30	24.1
31 - 60	9.6
61 - 90	10.6
91 - 180	5.4
>180	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of December 31, 2018
U.S. Treasury Debt	15.2%
U.S. Government Agency Debt	42.4%
Repurchase Agreements	44.7%
Net Other Assets (Liabilities)*	(2.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

12/31/18
VIP Government Money Market Portfolio - Initial Class	2.19%
VIP Government Money Market Portfolio - Service Class	2.10%
VIP Government Money Market Portfolio - Service Class 2	1.95%
VIP Government Money Market Portfolio - Investor Class	2.16%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments December 31, 2018

Showing Percentage of Net Assets

U.S. Treasury Debt - 15.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Notes
1/15/19	2.39 to 2.40%	$21,201,300	$21,193,354
U.S. Treasury Obligations - 14.8%
U.S. Treasury Bills
1/2/19 to 4/18/19	2.18 to 2.48 (b)	658,700,000	656,625,437
U.S. Treasury Notes
1/31/19 to 4/30/20	2.24 to 2.53 (b)(c)	137,600,000	137,511,927
			794,137,364
TOTAL U.S. TREASURY DEBT
(Cost $815,330,718)			815,330,718

U.S. Government Agency Debt - 42.4%
Federal Agencies - 42.4%
Fannie Mae
1/2/19 to 4/30/20	2.19 to 2.58 (c)	76,000,000	75,994,018
Federal Farm Credit Bank
5/6/19 to 12/20/19	2.28 to 2.40 (c)(d)	22,000,000	21,999,486
Federal Home Loan Bank
1/2/19 to 6/10/20	2.07 to 2.57 (c)	2,118,912,000	2,115,088,049
Federal Home Loan Bank
9/20/19 to 10/15/19	2.40 to 2.53 (e)	27,000,000	26,999,671
Freddie Mac
3/20/19 to 8/8/19	2.29 to 2.49 (c)	15,000,000	14,971,900
9/20/19	2.53 (e)	11,000,000	11,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,266,053,124)			2,266,053,124

U.S. Government Agency Repurchase Agreement - 18.8%
	Maturity Amount	Value
In a joint trading account at 2.98% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations) #	$632,182,774	$632,078,000
With:
BMO Capital Markets Corp. at:
2.4%, dated 12/3/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $6,132,241, 2.73% - 5.00%, 12/1/33 - 11/15/53)	6,021,200	6,000,000
2.44%, dated 12/20/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $6,125,393, 2.13% - 5.00%, 11/30/23 - 8/20/68)	6,013,420	6,000,000
2.45%, dated:
12/17/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $6,126,664, 1.58% - 4.00%, 5/17/21 - 6/1/48)	6,011,842	6,000,000
12/28/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $2,040,694, 2.50%, 9/1/32)	2,004,219	2,000,000
BMO Harris Bank NA at 2.45%, dated 12/17/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $6,126,664, 3.46% - 6.05%, 7/1/19 - 12/1/48)	6,011,842	6,000,000
BNP Paribas, SA at:
2.4%, dated 11/26/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $4,090,296, 2.61% - 4.50%, 4/1/23 - 11/1/48)	4,015,200	4,000,000
2.46%, dated 12/18/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $1,021,046, 0.00% - 6.63%, 12/11/25 - 10/1/48)	1,002,118	1,000,000
2.47%, dated 12/19/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $8,167,847, 2.61% - 4.00%, 8/20/41 - 10/1/48)	8,018,662	8,000,000
CIBC Bank U.S.A. at 2.37%, dated 11/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,140,870, 0.13% - 4.00%, 4/15/21 - 4/1/48)	6,023,700	6,000,000
Citibank NA at:
2.57%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,089,518, 1.63% - 3.75%, 6/30/24 - 5/15/47)	3,001,499	3,000,000
2.58%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $16,428,886, 1.13% - 3.82%, 1/15/21 - 1/1/29)	16,008,027	16,000,000
Deutsche Bank Securities, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,090,507, 3.00%, 1/15/56)	3,000,492	3,000,000
HSBC Securities, Inc. at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $22,449,553, 0.00% - 4.50%, 11/15/25 - 4/20/47)	22,010,823	22,000,000
ING Financial Markets LLC at:
2.32%, dated 10/11/18 due 1/9/19 (Collateralized by U.S. Government Obligations valued at $2,050,912, 4.00% - 4.50%, 9/1/48 - 11/20/48)	2,011,600	2,000,000
2.33%, dated 10/16/18 due 1/15/19 (Collateralized by U.S. Government Obligations valued at $2,050,299, 2.38% - 4.50%, 1/13/22 - 11/20/48)	2,011,779	2,000,000
2.34%, dated 11/6/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $6,142,675, 2.38% - 4.50%, 1/13/22 - 11/20/48)	6,024,180	6,000,000
2.36%, dated 10/23/18 due 1/18/19 (Collateralized by U.S. Government Obligations valued at $4,098,990, 4.00% - 4.50%, 9/1/48 - 11/20/48)	4,022,813	4,000,000
2.41%, dated 11/9/18 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $3,071,063, 4.00% - 4.50%, 9/1/48 - 11/20/48)	3,018,075	3,000,000
2.45%, dated 11/15/18 due 2/12/19 (Collateralized by U.S. Government Obligations valued at $3,069,996, 4.00% - 4.50%, 9/1/48 - 11/20/48)	3,018,171	3,000,000
2.49%, dated:
12/20/18 due 2/22/19 (Collateralized by U.S. Government Obligations valued at $3,062,752, 2.38% - 4.50%, 1/13/22 - 11/20/48)	3,013,280	3,000,000
12/21/18 due 2/22/19 (Collateralized by U.S. Government Obligations valued at $4,083,387, 3.54% - 4.50%, 3/1/24 - 11/20/48)	4,017,430	4,000,000
2.51%, dated:
12/17/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $4,084,552, 2.38% - 4.50%, 1/13/22 - 11/20/48)	4,025,937	4,000,000
12/20/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $9,188,321, 3.54% - 4.50%, 3/1/24 - 11/20/48)	9,056,475	9,000,000
2.52%, dated 12/19/18 due 3/21/19 (Collateralized by U.S. Government Obligations valued at $6,125,998, 4.00% - 4.50%, 9/1/48 - 11/20/48)	6,038,640	6,000,000
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $4,081,463, 4.00% - 4.50%, 9/1/48 - 11/20/48)	4,002,007	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.37%, dated 12/4/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $19,417,000, 4.00%, 8/20/48)	19,038,776	19,000,000
2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $5,102,151, 4.00%, 5/20/48)	5,002,460	5,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.45%, dated 12/11/18 due 2/11/19 (Collateralized by U.S. Government Obligations valued at $8,172,218, 2.80% - 3.25%, 1/1/48 - 10/1/48)	8,033,756	8,000,000
2.48%, dated 12/17/18 due 2/15/19 (Collateralized by U.S. Government Obligations valued at $7,147,870, 2.80% - 3.25%, 1/1/48 - 10/1/48)	7,028,933	7,000,000
2.49%, dated 12/19/18 due 2/19/19 (Collateralized by U.S. Government Obligations valued at $3,062,964, 2.66% - 4.50%, 6/1/42 - 11/1/48)	3,012,865	3,000,000
2.5%, dated:
12/19/18 due 2/20/19 (Collateralized by U.S. Government Obligations valued at $11,230,908, 2.50% - 4.50%, 9/1/31 - 12/1/48)	11,048,125	11,000,000
12/24/18 due:
2/22/19 (Collateralized by U.S. Government Obligations valued at $9,185,738, 2.66% - 4.50%, 12/1/33 - 12/1/48)	9,037,500	9,000,000
2/26/19 (Collateralized by U.S. Government Obligations valued at $3,061,913, 3.25%, 10/1/48)	3,013,333	3,000,000
12/26/18 due:
2/27/19 (Collateralized by U.S. Government Obligations valued at $7,143,472, 2.66% - 4.00%, 8/1/24 - 10/1/48)	7,030,625	7,000,000
2/28/19 (Collateralized by U.S. Government Obligations valued at $9,184,463, 2.50% - 4.00%, 2/1/28 - 10/1/48)	9,040,000	9,000,000
12/31/18 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $7,140,992, 2.50% - 4.50%, 9/1/31 - 12/1/48)	7,029,167	7,000,000
3.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $3,060,595, 2.62%, 12/1/28)	3,000,583	3,000,000
MUFG Securities (Canada), Ltd. at 3.02%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $3,060,590, 0.63% - 4.50%, 3/31/20 - 12/1/48)	3,000,503	3,000,000
Nomura Securities International, Inc. at:
2.52%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $16,328,018, 1.18% - 6.50%, 10/31/19 - 12/1/48)	16,007,840	16,000,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $17,343,119, 2.13% - 5.50%, 12/1/22 - 11/20/68)	17,002,833	17,000,000
RBC Capital Markets Corp. at 2.46%, dated 12/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,671,272, 2.00% - 3.50%, 8/1/21 - 6/15/46)	31,190,650	31,000,000
RBC Financial Group at:
2.31%, dated 10/16/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,201,098, 2.59% - 5.00%, 4/1/26 - 8/1/48)	8,046,200	8,000,000
2.35%, dated 10/26/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $6,044,800, 3.00% - 5.00%, 4/1/26 - 6/1/51)	5,934,663	5,900,000
2.36%, dated:
10/29/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $12,396,616, 3.00% - 4.50%, 10/1/28-5/1/48)	12,071,587	12,000,000
10/30/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $12,291,354, 3.00% - 5.00%, 4/1/26 - 6/1/51)	12,071,587	12,000,000
2.47%, dated 12/20/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $36,753,238, 3.00% - 5.00%, 7/1/28 - 6/1/51)	36,081,510	36,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,002,978,000)		1,002,978,000

U.S. Treasury Repurchase Agreement - 25.9%
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $78,593,826, 0.00% - 7.50%, 1/15/19 - 5/15/48)	77,012,619	77,000,000
(Collateralized by U.S. Treasury Obligations valued at $15,366,163, 0.00% - 6.38%, 11/7/19 - 8/15/46)	15,002,458	15,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,060,516, 1.63% - 4.25%, 5/15/26 - 11/15/40)	3,000,492	3,000,000
BMO Harris Bank NA at:
2.34%, dated:
11/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,138,256, 2.75%, 2/20/19)	5,021,125	5,000,000
11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,176,282, 2.38%, 1/31/23)	5,020,800	5,000,000
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,164,688, 2.13%, 12/31/22)	5,019,500	5,000,000
2.36%, dated:
11/5/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,292,038, 2.75%, 2/20/19)	11,062,737	11,000,000
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,198,870, 2.13%, 8/31/20)	6,027,533	6,000,000
2.37%, dated 11/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,333,947, 2.75%, 8/31/23)	11,065,175	11,000,000
2.39%, dated 12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,141,483, 3.88%, 8/15/40)	3,009,361	3,000,000
2.4%, dated 11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,112,518, 2.13%, 2/29/24)	3,018,400	3,000,000
2.41%, dated:
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,198,870, 2.13%, 8/31/20)	6,038,560	6,000,000
12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,178,104, 2.88%, 10/15/21)	6,008,033	6,000,000
12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,272,159, 2.00%, 2/28/21)	11,015,464	11,000,000
2.43%, dated 12/31/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $12,383,689, 2.75% - 3.00%, 7/31/23 - 11/15/44)	12,018,630	12,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,187,148, 2.75% - 3.00%, 7/31/23 - 11/15/44)	6,009,315	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,144,559, 3.63%, 8/15/19)	6,009,315	6,000,000
BNP Paribas, SA at:
2.37%, dated 11/23/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,091,841, 1.13% - 6.75%, 7/31/19 - 5/15/47)	4,014,747	4,000,000
2.38%, dated:
11/26/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,325,859, 1.88% - 2.88%, 5/31/22 - 11/15/47)	11,041,452	11,000,000
12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,196,620, 1.75% - 2.88%, 7/31/20 - 11/15/47)	9,019,040	9,000,000
2.39%, dated:
11/27/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,402,471, 0.00% - 8.13%, 1/3/19 - 2/15/47)	16,062,671	16,000,000
12/11/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,504,072, 2.02% - 4.75%, 7/31/20 - 11/15/47)	16,029,742	16,000,000
2.41%, dated 12/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,235,037, 2.38% - 2.88%, 8/15/24 - 11/30/25)	11,021,355	11,000,000
2.44%, dated:
12/3/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,154,601, 1.00% - 4.38%, 10/15/19 - 11/15/46)	7,043,174	7,000,000
12/4/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $9,198,398, 2.00% - 4.75%, 4/30/24 - 11/15/47)	9,055,510	9,000,000
12/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $13,295,070, 1.50% - 4.38%, 9/30/22 - 8/15/46)	13,027,314	13,000,000
2.45%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,219,341, 2.02% - 3.00%, 7/31/20 - 2/15/48)	7,042,875	7,000,000
12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,111,793, 1.38% - 3.38%, 11/15/19 - 8/15/46)	5,010,549	5,000,000
2.46%, dated:
12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,312,642, 0.00% - 4.25%, 3/14/19 - 8/15/46)	14,032,527	14,000,000
12/24/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,123,777, 2.00% - 2.75%, 5/31/20 - 4/30/24)	6,025,830	6,000,000
CIBC Bank U.S.A. at:
2.31%, dated 11/7/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $6,190,926, 1.63% - 3.63%, 11/15/21 - 2/15/48)	6,022,330	6,000,000
2.36%, dated 11/21/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,271,100, 1.38% - 3.63%, 5/31/20 - 2/15/48)	10,038,022	10,000,000
2.41%, dated 12/13/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,085,530, 2.25%, 2/15/27)	4,005,356	4,000,000
Commerz Markets LLC at:
2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $11,224,802, 1.63% - 2.13%, 5/15/25 - 2/15/26)	11,005,411	11,000,000
2.65%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $10,201,593, 1.63% - 2.00%, 2/15/25 - 5/15/26)	10,005,153	10,000,000
Credit AG at 2.47%, dated 12/24/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,949, 2.75%, 8/15/21)	3,006,175	3,000,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $30,659,142, 0.00% - 4.75%, 1/24/19 - 11/15/39)	30,004,833	30,000,000
Deutsche Bank Securities, Inc. at:
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $14,425,171, 2.75%, 11/15/47)	14,007,023	14,000,000
2.63%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,544,081, 2.25% - 2.75%, 2/15/21 - 11/15/23)	27,013,808	27,000,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,241, 2.88%, 11/30/23)	1,000,161	1,000,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $5,100,855, 0.00%, 1/8/19)	5,000,833	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $10,201,797, 2.88%, 11/30/23)	10,001,667	10,000,000
Fixed Income Clearing Corp. - BNYM at:
2.85%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $165,240,010, 2.25% - 2.63%, 12/31/23)	162,025,650	162,000,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $51,000,004, 2.25% - 3.38%, 11/15/19 - 3/31/20)	50,008,194	50,000,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $51,000,089, 2.25%, 3/31/20 - 1/31/24)	50,008,333	50,000,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19
(Collateralized by U.S. Treasury Obligations valued at $15,306,429, 1.38% - 3.38%, 1/31/21 - 5/15/44)	15,007,350	15,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,143,006, 2.63% - 3.38%, 2/28/23 - 5/15/44)	7,003,430	7,000,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,123,123, 1.25%, 3/31/21)	5,000,819	5,000,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,085,464, 2.38% - 2.75%, 1/31/23 - 11/15/23)	4,000,656	4,000,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $17,342,826, 1.88%, 1/31/22)	17,002,833	17,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,059,289, 1.38%, 5/31/21)	3,000,500	3,000,000
J.P. Morgan Securities, LLC at 2.95%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $5,100,886, 0.00% - 2.63%, 1/3/19 - 7/31/20)	5,000,819	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,080,688, 0.00% - 2.63%, 9/12/19 - 2/28/23)	4,000,656	4,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,080,733, 0.00% - 1.50%, 1/3/19 - 3/31/23)	4,000,656	4,000,000
Lloyds Bank PLC at:
2.32%, dated 10/10/18 due 1/16/19 (Collateralized by U.S. Treasury Obligations valued at $8,238,127, 6.75%, 8/15/26)	8,050,524	8,000,000
2.37%, dated 10/25/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $6,176,867, 6.00%, 2/15/26)	6,036,340	6,000,000
2.39%, dated 11/15/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $3,089,760, 1.38%, 9/15/20)	3,014,141	3,000,000
2.4%, dated 11/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $6,136,015, 1.38% - 6.00%, 9/15/20 - 2/15/26)	6,024,400	6,000,000
Morgan Stanley & Co., LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $15,302,583, 0.00% - 3.13%, 6/20/19 - 2/15/43)	15,002,458	15,000,000
MUFG Securities (Canada), Ltd. at:
2.47%, dated 12/14/18 due 2/12/19 (Collateralized by U.S. Treasury Obligations valued at $6,128,045, 2.50%, 5/15/24)	6,024,700	6,000,000
2.5%, dated 12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $7,147,524, 1.25% - 2.88%, 2/29/20 - 8/31/25)	7,010,208	7,000,000
2.56%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,637, 2.13% - 3.50%, 5/15/20 - 7/31/25)	5,002,489	5,000,000
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $12,244,402, 1.25% - 2.88%, 3/31/20 - 6/30/25)	12,006,020	12,000,000
2.68%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,241,885, 1.25% - 2.88%, 2/29/20 - 10/31/23)	12,006,253	12,000,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $9,181,604, 2.25% - 2.75%, 6/15/21 - 8/31/25)	9,001,500	9,000,000
MUFG Securities EMEA PLC at:
2.41%, dated 12/12/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,087,402, 2.75%, 4/30/25)	4,008,033	4,000,000
2.42%, dated 12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,130,593, 2.75%, 4/30/25)	6,011,293	6,000,000
2.43%, dated 12/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $4,087,150, 2.88%, 5/31/25)	4,005,940	4,000,000
2.44%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,066,772, 2.25%, 8/15/27)	3,008,540	3,000,000
12/18/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $11,337,356, 3.00%, 2/15/47)	11,011,929	11,000,000
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $7,216,581, 3.00%, 5/15/45 - 2/15/47)	7,006,193	7,000,000
2.46%, dated:
12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $8,247,000, 2.25%, 8/15/46)	8,008,747	8,000,000
12/24/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $11,232,742, 1.63%, 8/15/22)	11,008,268	11,000,000
2.48%, dated 12/20/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,123,456, 2.50%, 5/15/46)	4,003,582	4,000,000
2.49%, dated 12/19/18 due 1/22/19 (Collateralized by U.S. Treasury Obligations valued at $13,271,527, 2.63%, 8/15/20)	13,030,572	13,000,000
2.5%, dated 12/28/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,105,381, 2.88%, 5/31/25)	5,003,472	5,000,000
2.52%, dated 12/28/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $8,165,202, 2.00%, 7/31/22)	8,007,280	8,000,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,185,638, 3.00%, 2/15/47)	4,001,439	4,000,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,060,986, 3.38%, 11/15/48)	2,000,322	2,000,000
Natixis SA at:
2.35%, dated 12/3/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $11,248,365, 1.38% - 7.63%, 9/30/19 - 2/15/48)	11,022,260	11,000,000
2.43%, dated 11/28/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,150,298, 1.50% - 2.88%, 6/30/20 - 11/15/47)	6,037,260	6,000,000
2.46%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $28,682,922, 1.38% - 5.38%, 5/15/20 - 11/15/47)	28,059,313	28,000,000
12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,125,529, 1.50% - 2.88%, 5/31/20 - 7/31/25)	6,025,010	6,000,000
Nomura Securities International, Inc. at:
2.51%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,607, 1.38% - 7.63%, 11/15/22 - 11/15/41)	3,001,464	3,000,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $54,087,504, 0.00% - 8.13%, 1/10/19 - 8/15/47)	53,008,686	53,000,000
Norinchukin Bank at:
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $4,103,242, 2.63%, 11/15/20)	4,024,166	4,000,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $6,152,352, 2.63%, 11/15/20)	6,036,800	6,000,000
2.48%, dated 11/14/18 due 2/14/19 (Collateralized by U.S. Treasury Obligations valued at $3,073,665, 2.63%, 11/15/20)	3,019,013	3,000,000
2.49%, dated 11/19/18 due 2/19/19 (Collateralized by U.S. Treasury Obligations valued at $5,117,752, 2.63%, 11/15/20)	5,031,817	5,000,000
2.51%, dated 11/28/18 due 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $8,181,372, 2.63%, 11/15/20)	8,051,316	8,000,000
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $6,132,262, 2.63%, 11/15/20)	6,038,100	6,000,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $3,063,620, 2.63%, 11/15/20)	3,019,473	3,000,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $3,063,620, 2.63%, 11/15/20)	3,019,125	3,000,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $6,127,240, 2.63%, 11/15/20)	6,038,675	6,000,000
RBC Dominion Securities at:
2.31%, dated:
10/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,200,368, 0.75% - 3.00%, 2/15/19 - 11/15/47)	8,047,227	8,000,000
10/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,124,681, 1.25% - 5.38%, 4/30/19 - 2/15/48)	5,028,233	5,000,000
10/22/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,123,650, 1.63% - 4.50%, 7/31/20 - 11/15/47)	5,026,950	5,000,000
10/23/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $5,123,249, 1.25% - 3.00%, 9/30/19 - 11/15/42)	5,025,346	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,123,349, 1.25% - 4.50%, 3/31/21 - 11/15/47)	5,025,667	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $3,074,043, 1.25% - 4.50%, 9/30/19 - 11/15/47)	3,015,978	3,000,000
2.32%, dated:
10/23/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,148,065, 1.25% - 5.38%, 9/30/19 - 2/15/48)	6,033,640	6,000,000
10/25/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,073,731, 1.13% - 4.25%, 9/30/20 - 11/15/47)	3,016,047	3,000,000
2.33%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,141,538, 1.25% - 4.25%, 4/30/20 - 2/15/48)	6,026,018	6,000,000
2.36%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,141,768, 1.25% - 4.25%, 4/30/20 - 11/15/47)	6,032,647	6,000,000
2.37%, dated 11/21/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,068,530, 1.25% - 4.25%, 2/28/20 - 2/15/48)	3,012,245	3,000,000
2.38%, dated:
11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,039,579, 1.25% - 3.00%, 10/31/21 - 2/15/48)	5,937,055	5,900,000
11/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,116,999, 1.25% - 5.38%, 9/30/19 - 2/15/48)	5,030,081	5,000,000
11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,116,590, 1.38% - 3.63%, 8/15/19 - 11/15/47)	5,028,428	5,000,000
2.39%, dated:
11/13/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $5,116,991, 1.25% - 4.50%, 9/30/21 - 11/15/47)	5,031,203	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,117,038, 1.25% - 5.38%, 9/30/19 - 2/15/48)	5,032,531	5,000,000
11/14/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $11,256,584, 1.25% - 4.50%, 10/31/21 - 2/15/48)	11,070,837	11,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,116,702, 1.25% - 4.50%, 7/31/20 - 11/15/47)	5,032,863	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,116,695, 2.63% - 2.88%, 7/15/21 - 11/15/47)	5,032,531	5,000,000
11/27/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,341,263, 1.88% - 4.50%, 2/28/22 - 2/15/48)	11,043,086	11,000,000
2.4%, dated:
11/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,115,065, 1.25% - 4.25%, 11/15/20 - 11/15/47)	5,028,000	5,000,000
11/30/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $8,178,072, 1.25% - 4.50%, 7/31/20 - 8/15/39)	8,032,000	8,000,000
2.41%, dated 11/15/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $6,139,735, 1.25% - 4.50%, 3/31/20 - 2/15/48)	6,038,560	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,139,734, 1.25% - 5.38%, 3/31/20 - 2/15/48)	6,039,765	6,000,000
2.43%, dated 12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $6,147,687, 0.75% - 4.50%, 2/15/19 - 11/15/47)	6,012,960	6,000,000
2.44%, dated:
12/4/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $7,154,145, 1.25% - 4.50%, 9/30/19 - 11/15/47)	7,040,328	7,000,000
(Collateralized by U.S. Treasury Obligations valued at $11,242,100, 1.25% - 4.50%, 9/30/19 - 11/15/46)	11,064,118	11,000,000
12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,240,701, 0.75% - 4.50%, 2/15/19 - 8/15/39)	11,060,390	11,000,000
2.46%, dated:
12/7/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $8,174,525, 0.00% - 4.25%, 5/9/19 - 8/15/44)	8,049,200	8,000,000
(Collateralized by U.S. Treasury Obligations valued at $8,174,564, 1.13% - 5.38%, 9/30/19 - 8/15/39)	8,049,747	8,000,000
12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,230,040, 1.75% - 4.25%, 9/30/19 - 5/15/39)	11,024,805	11,000,000
RBC Financial Group at 2.31%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $11,350,072, 2.00% - 8.50%, 2/15/20 - 8/15/45)	11,042,350	11,000,000
RBS Securities, Inc. at 2.54%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $17,347,393, 2.63%, 6/15/21)	17,008,396	17,000,000
Societe Generale at:
2.33%, dated 11/2/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $6,144,210, 0.00% - 2.63%, 1/3/19 - 11/15/20)	6,026,795	6,000,000
2.4%, dated 12/3/18 due 1/11/19 (Collateralized by U.S. Treasury Obligations valued at $16,509,966, 0.00% - 4.50%, 1/31/19 - 8/15/44)	16,041,600	16,000,000
2.41%, dated 12/4/18 due 1/14/19 (Collateralized by U.S. Treasury Obligations valued at $8,238,977, 0.00% - 6.88%, 1/3/19 - 8/15/46)	8,021,958	8,000,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $18,363,036, 1.13% - 1.38%, 9/30/20 - 9/30/21)	18,002,950	18,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,381,900,000)		1,381,900,000
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $5,466,261,842)		5,466,261,842
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(123,139,136)
NET ASSETS - 100%		$5,343,122,706

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $12,961,479 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $12,988,298.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$632,078,000 due 1/02/19 at 2.98%
BNP Paribas, S.A.	$49,538,487
BNY Mellon Capital Markets LLC	15,716,525
Bank of America NA	49,805,668
Bank of Nova Scotia	4,375,701
Citigroup Global Markets, Inc.	19,645,656
Credit Agricole CIB New York Branch	29,814,248
HSBC Securities (USA), Inc.	19,645,656
ING Financial Markets LLC	6,852,405
J.P. Morgan Securities, Inc.	171,718,754
Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,411,765
Mizuho Securities USA, Inc.	18,828,397
RBC Dominion Securities, Inc.	1,775,967
Societe Generale (Paris)	7,858,263
Sumitomo Mitsu Bk Corp Ny (DI)	97,395,307
Wells Fargo Securities LLC	116,695,201
$632,078,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018
Assets
Investment in securities, at value (including repurchase agreements of $2,384,878,000) — See accompanying schedule: Unaffiliated issuers (cost $5,466,261,842)		$5,466,261,842
Cash		2,907
Receivable for investments sold		1,996,480
Receivable for fund shares sold		46,832,263
Interest receivable		4,815,502
Prepaid expenses		6,030
Other receivables		41,627
Total assets		5,519,956,651
Liabilities
Payable for investments purchased	$148,205,183
Payable for fund shares redeemed	14,281,641
Accrued management fee	723,102
Distribution and service plan fees payable	140,378
Payable for reverse repurchase agreement	13,029,672
Other affiliated payables	348,696
Other payables and accrued expenses	105,273
Total liabilities		176,833,945
Net Assets		$5,343,122,706
Net Assets consist of:
Paid in capital		$5,342,942,851
Total distributable earnings (loss)		179,855
Net Assets		$5,343,122,706
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,166,786,865 ÷ 2,166,872,945 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,191,141,780 ÷ 1,191,143,822 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($220,357,998 ÷ 220,354,893 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,764,836,063 ÷ 1,764,380,077 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2018
Investment Income
Interest		$81,259,894
Expenses
Management fee	$7,478,068
Transfer agent fees	3,238,380
Distribution and service plan fees	1,563,449
Accounting fees and expenses	371,606
Custodian fees and expenses	68,148
Independent trustees' fees and expenses	19,202
Registration fees	23,048
Audit	53,144
Legal	8,448
Interest	43,678
Miscellaneous	17,032
Total expenses before reductions	12,884,203
Expense reductions	(23,763)
Total expenses after reductions		12,860,440
Net investment income (loss)		68,399,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,989
Total net realized gain (loss)		8,989
Net increase in net assets resulting from operations		$68,408,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2018	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,399,454	$24,230,262
Net realized gain (loss)	8,989	13,073
Net increase in net assets resulting from operations	68,408,443	24,243,335
Distributions to shareholders	(68,366,360)	–
Distributions to shareholders from net investment income	–	(24,392,037)
Total distributions	(68,366,360)	(24,392,037)
Share transactions - net increase (decrease)	1,517,876,627	(832,908)
Total increase (decrease) in net assets	1,517,918,710	(981,610)
Net Assets
Beginning of period	3,825,203,996	3,826,185,606
End of period	$5,343,122,706	$3,825,203,996
Other Information
Undistributed net investment income end of period		$561

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.016	.007	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.016	.007	.002	–A	–A
Distributions from net investment income	(.016)	(.007)	(.002)	–A	–A
Total distributions	(.016)	(.007)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.65%	.67%	.20%	.03%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.26%	.26%	.25%	.24%	.24%
Expenses net of all reductions	.26%	.26%	.25%	.24%	.24%
Net investment income (loss)	1.65%	.68%	.21%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,166,787	$1,310,275	$1,203,187	$905,170	$917,742

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.015	.006	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.015	.006	.001	–A	–A
Distributions from net investment income	(.015)	(.006)	(.001)	–A	–A
Total distributions	(.015)	(.006)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.55%	.57%	.10%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%	.36%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.36%	.36%	.35%	.26%	.24%
Expenses net of all reductions	.36%	.36%	.35%	.26%	.24%
Net investment income (loss)	1.55%	.58%	.11%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,191,142	$1,025,081	$1,158,089	$759,317	$643,802

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.014	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.014	.004	–A	–A	–A
Distributions from net investment income	(.014)	(.004)	–A	–A	–A
Total distributions	(.014)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.40%	.42%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.51%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%	.51%	.44%	.26%	.24%
Expenses net of all reductions	.51%	.51%	.44%	.26%	.24%
Net investment income (loss)	1.40%	.43%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$220,358	$202,591	$222,987	$210,538	$135,122

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

Years ended December 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.016	.006	.002	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.016	.006	.002	–A	–A
Distributions from net investment income	(.016)	(.006)	(.002)	–A	–A
Total distributions	(.016)	(.006)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.63%	.65%	.18%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.28%	.28%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.28%	.28%	.27%	.26%	.24%
Expenses net of all reductions	.28%	.28%	.27%	.26%	.24%
Net investment income (loss)	1.62%	.65%	.19%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,764,836	$1,287,257	$1,241,922	$1,101,511	$992,374

 A Amount represents less than $.0005 per share.

 B Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2018

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $41,627 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$5,466,261,842

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$221,186

The tax character of distributions paid was as follows:

	December 31, 2018	December 31, 2017
Ordinary Income	$68,366,360	$ 24,392,037

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $6,234,965 and the weighted average interest rate was 1.58% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,983,912 or an annual rate of .07% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .18% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,054,720
Service Class 2	508,729
$1,563,449

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .09% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,084,310
Service Class	717,210
Service Class 2	138,374
Investor Class	1,298,486
$3,238,380

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $254.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,509.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Distributions to shareholders
Initial Class	$26,260,763	$–
Service Class	16,254,110	–
Service Class 2	2,829,747	–
Investor Class	23,021,740	–
Total	$68,366,360	$–
From net investment income
Initial Class	$–	$8,911,410
Service Class	–	6,240,827
Service Class 2	–	922,482
Investor Class	–	8,317,318
Total	$–	$24,392,037

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Initial Class
Shares sold	2,120,557,736	1,370,009,902
Reinvestment of distributions	26,339,084	8,844,039
Shares redeemed	(1,290,341,824)	(1,271,717,106)
Net increase (decrease)	856,554,996	107,136,835
Service Class
Shares sold	1,142,939,402	751,393,343
Reinvestment of distributions	16,309,960	6,193,000
Shares redeemed	(993,174,189)	(890,546,103)
Net increase (decrease)	166,075,173	(132,959,760)
Service Class 2
Shares sold	144,024,461	94,918,184
Reinvestment of distributions	2,839,124	912,535
Shares redeemed	(129,093,360)	(116,215,530)
Net increase (decrease)	17,770,225	(20,384,811)
Investor Class
Shares sold	936,447,526	460,857,267
Reinvestment of distributions	23,098,128	8,252,919
Shares redeemed	(482,069,421)	(423,735,358)
Net increase (decrease)	477,476,233	45,374,828

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 34% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Variable Insurance Products Fund V and Shareholders of VIP Government Money Market Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Government Money Market Portfolio (one of the funds constituting Variable Insurance Products Fund V, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 260 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Initial Class	.25%
Actual		$1,000.00	$1,009.60	$1.27
Hypothetical-C		$1,000.00	$1,023.95	$1.28
Service Class	.35%
Actual		$1,000.00	$1,009.10	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Service Class 2.50%
Actual		$1,000.00	$1,008.30	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Investor Class	.28%
Actual		$1,000.00	$1,009.50	$1.42
Hypothetical-C		$1,000.00	$1,023.79	$1.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 58.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. The Board also recognized that the income-based component of the fund's management fee, which few competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

VIP Government Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP Government MM
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
40
40
40
40
40
40
40
40
39
39
37
17
17
17
17
18
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	7%	5%	6%	8%	7%
Funds	58	57	52	41	42
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for 2017 and the total expense ratio of Service Class 2 ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and because of high expenses due to small class size. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of Service Class 2 ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPMM-ANN-0219
1.701157.121

Item 2.

Code of Ethics

As of the end of the period, December 31, 2018, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Government Money Market Portfolio (the “Fund”):

Services Billed by PwC

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Government Money Market Portfolio	$44,000	$3,700	$2,000	$2,100

December 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Government Money Market Portfolio	$43,000	$3,800	$2,200	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2018A	December 31, 2017A
Audit-Related Fees	$7,930,000	$8,470,000
Tax Fees	$20,000	$160,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2018A	December 31, 2017A
PwC	$11,135,000	$10,725,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2019